Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenues under each performance
	March 31,
	2022	2021
Hosted services	$3,344	$3,387
Professional services	567	—
Monetization	208	352
Licensing	171	—
Total	$4,290	$3,739

	December 31,
	2021	2020
Hosted services	$12,764	$8,563
Professional services	7,142	3,080
Monetization	1,291	1,374
Total	$21,197	$13,017

Schedule of disaggregates revenue by geographic location, recognition pattern and service
	March 31,
	2022	2021
United States	1,389	1,068
Japan	927	1,033
Germany	683	1,019
France	459	—
Korea	412	478
Other	420	141
Total	$4,290	$3,739

	December 31,
	2021	2020
Germany	$7,526	$3,339
United States	5,117	3,538
Japan	3,797	3,496
Korea	1,373	1,855
France	2,616	618
Other	768	171
Total	$21,197	$13,017

Schedule of revenue recognition pattern
	March 31,
	2022	2021
Over time revenue	$3,911	$3,387
Point-in-time	379	352
Total	$4,290	$3,739

	December 31,
	2021	2020
Over time revenue	$15,210	$10,757
Point-in-time	5,987	2,260
Total	$21,197	$13,017

Schedule of Service
	March 31,
	2022	2021
Product Royalties	$3,709	$2,984
Service Subscriptions	373	403
Monetization	208	352
Total	$4,290	$3,739

	December 31,
	2021	2020
Product Royalties	$18,356	$10,372
Service Subscriptions	1,550	1,271
Monetization	1,291	1,374
Total	$21,197	$13,017